Nature of Operations and Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Nature Of Operations And Going Concern Abstract
Net loss	$ (4,877,999)	$ 3,879,909	$ 7,211,616	$ 8,182,997
Total deficit		$ 82,696,662	$ 85,030,279	$ 77,818,663	$ 77,818,663